USAA Total Return Strategy Fund
Risk Return Summary USAA Total Return Strategy Fund
INVESTMENT OBJECTIVE
The USAA Total Return Strategy Fund (the Fund) seeks capital appreciation through the use of a dynamic allocation strategy, across stocks, bonds, and cash instruments.
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund’s most recently completed fiscal year.

Shareholder Fees
Shareholder Fees - USAA Total Return Strategy Fund	Fund Shares	Inst. Shares
(fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - USAA Total Return Strategy Fund		Fund Shares	Inst. Shares
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)		0.58%	0.61%
Distribution and/or Service (12b-1) Fees-		none	none
Other Expenses		0.68%	0.37%
Acquired Fund Fees and Expenses		0.30%	0.30%
Total Annual Operating Expenses	[1]	1.56%	1.28%
[1]	The Fund's total annual operating expenses of the Fund Shares and Institutional Shares may not correlate to the ratio of expenses to average daily net assets shown in the Fund's financial highlights, which reflect the operating expenses of the Fund Shares and Institutional Shares and do not include acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Expense Example - USAA Total Return Strategy Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Fund Shares	159	493	850	1,856
Inst. Shares	130	406	702	1,545

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

For the most recent fiscal year, the Fund’s portfolio turnover rate was 123% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

In seeking to achieve its objective, the Fund’s assets are invested pursuant to a dynamic asset allocation strategy that shifts assets among equity securities, investment-grade bonds, and/or cash equivalents. The dynamic asset allocation strategy seeks to identify the most attractive asset classes based on a multi-faceted approach using both a valuation and fundamental framework. The Fund generally will invest in U.S. and foreign stocks and investment-grade bonds, directly or through exchange-traded funds (ETFs), and/or cash equivalents through investment in short-term, high-quality money market instruments or money market funds. Equity securities in which the Fund may invest include common stocks, securities convertible into common stocks, securities that carry the right to buy common stocks, preferred securities, and ETFs. The bond and money market securities in which the Fund may invest include obligations of U.S., state, and local governments, their agencies and instrumentalities; mortgage- and asset-backed securities; corporate debt securities; repurchase agreements; and other securities believed to have debt-like characteristics, including preferred and synthetic securities.

In addition, in an attempt to reduce the Fund’s volatility over time, the Fund may employ an options-based risk management strategy by purchasing and/or selling options on component indexes or corresponding ETFs and individual equities to attempt to provide the Fund with fairly consistent returns over a wide range of equity market environments.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund’s manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in the Fund.

The equity securities in the Fund’s portfolio are subject to stock market risk. A company’s stock price in general may decline over short or even extended periods, regardless of the success or failure of a company’s operations. Equity securities tend to be more volatile than debt securities. In addition, to the degree the Fund invests in foreign securities, there is a risk that the value of the Fund’s investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

The fixed-income securities in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income instrument will fail to make timely interest and principal payments on its securities or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities varying from the highest quality to very speculative have some degree of credit risk. Fixed-income securities rated below investment grade, also known as “junk” or high-yield bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns and financial setbacks or liquidity events.

The Fund is subject to the risk that the market value of the bonds in the Fund’s portfolio will fluctuate because of changes in interest rates, changes in supply and demand for bonds, or other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; and conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

ETFs, which generally are registered investment companies, incur their own management and other fees and expenses, such as trustees’ fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which would be indirectly borne by the Fund as a shareholder in an ETF. As a result, an investment by the Fund in an ETF could cause the Fund’s operating expenses to be higher and, in turn, performance to be lower than if it were to invest directly in the securities underlying the ETF. In addition, the Fund will be indirectly exposed to all of the risk of securities held by the ETFs.

The Fund may invest in futures, options, and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, ETF, or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the Fund’s market exposure, magnify investment risks and losses, and cause losses to be realized more quickly. There is no guarantee that derivatives techniques will be employed or that they will work as intended, and their use could lower returns or even result in losses to the Fund.

The Fund could experience a loss in the options portion of the portfolio, particularly during periods when market values are increasing but market volatility is high. When it sells index or corresponding ETF call options, the Fund receives cash but limits its opportunity to profit from an increase in the market value of its stock portfolio. When the Fund purchases index or corresponding ETF put options, it risks the loss of the cash paid for the options. At times, the Fund may not own put options, which increases exposure to a market decline. When the Fund simultaneously sells index put options to fund the purchases, resulting in an index put spread, the Fund has increased exposure to further market decline when it falls below the strike of the short index put option.

While the Fund does not concentrate in any industry, to the extent that the Fund has exposure to a given industry or sector, any factors affecting that industry or sector could affect the value of portfolio securities. This risk is increased to the extent that the Fund has overweight investments in a particular industry or sector.

The risk of investing in the types of securities whose market is generally less liquid than the market for higher-quality securities is referred to as market illiquidity. The market for lower-quality issues is generally less liquid than the market for higher-quality issues. Therefore, large purchases or sales could cause sudden and significant price changes in these securities. Many lower-quality issues do not trade frequently; however, when they do trade, the price may be substantially higher or lower than expected.

To implement the Fund’s principal investment strategies, the Fund’s portfolio may need to be actively and frequently traded. In purchasing and selling securities in order to rebalance its portfolio, the Fund will pay more in brokerage commissions than it would if it did not reallocate assets among the asset classes from time to time. As a result of the need to rebalance, the Fund also has less flexibility in the timing of purchases and sales of securities than it would otherwise. While we will attempt to minimize any adverse impact to the Fund or its shareholders, the Fund may have a higher proportion of net realized capital gains and a potentially lower return than a fund that does not reallocate from time to time.

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has two classes of shares: Fund Shares and Institutional Shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares’ volatility and performance from year to year for each full calendar year since the Fund’s inception. The table shows average annual total returns of the share classes for the periods indicated compared to those of the Fund’s benchmark index and an additional broad-based securities market index with investment characteristics similar to the Fund.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future.  For the Fund’s most current performance information, log on to usaa.com or call (800) 531-USAA (8722) or (210) 531-8722.

RISK/RETURN BAR CHART Annual Returns For Periods Ended December 31

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	8.82%	June 30, 2009
Lowest Quarter Return	-14.54%	December 31, 2008
Year-to-Date Return	6.82%	March 31, 2016

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you. Please note that after-tax returns are shown only for the Fund Shares and may differ for each share class.

AVERAGE ANNUAL TOTAL RETURNS For Periods Ended December 31, 2015
Average Annual Total Returns - USAA Total Return Strategy Fund		1 Year		5 Years		10 Years		Since Inception		Inception Date
Fund Shares										Jan. 24, 2005
Fund Shares | Return Before Taxes		(11.69%)		(0.35%)		0.06%		none
Fund Shares | Return After Taxes on Distributions		(11.88%)		(0.51%)		(0.60%)		none
Fund Shares | Return After Taxes on Distributions and Sale of Fund Shares		(6.51%)		(0.28%)		(0.08%)		none
Inst. Shares										Jul. 12, 2013
Inst. Shares | Return Before Taxes		(11.42%)		none		none		(2.91%)
Inst. Shares | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		1.38%	[1]	12.56%	[1]	7.30%	[1]	none	[1]	Jan. 24, 2005
Inst. Shares | MSCI All-Country World Index (reflects no deduction for fees, expenses, or taxes)	[2]	(1.84%)		6.65%		5.31%		none
Inst. Shares | Barclays U.S. Universal Index (reflects no deduction for fees, expenses, or taxes)		0.43%		3.46%		4.67%		none
[1]	The average annual total return for the S&P 500 Index, MSCI All-Country World Index, and Barclays U.S. Universal Index from July 12, 2013 - the inception date of the Institutional Shares - through December 31, 2015, was 10.53%, 5.64%, and 2.75%, respectively.
[2]	As of May 1, 2016, the MSCI All-Country World Index replaced the S&P 500® Index as the Fund's broad-based securities market index as it more closely represents the securities held by the Fund.